Deferred Government Grants - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred Government Grants
Components of Other Income (Expense) [Line Items]
Government grants received	$ 0	¥ 0	¥ 10,160,000	¥ 20,920,000